UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2017 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

(On February 15, 2017 Tax-Exempt Portfolio was renamed Deutsche Tax-Exempt Portfolio.)

	Principal Amount ($)	Value ($)
Municipal Investments 91.0%
California 15.9%
California, Eastern Municipal Water District, Water & Sewer Revenue, Series 2013A, 0.83% **, Mandatory Put 3/13/2017 @ 100, 7/1/2035	12,500,000	12,500,000
California, Health Facilities Financing Authority Revenue, TECP, 0.78%, 3/9/2017	12,000,000	12,000,000
California, Metropolitan Water District of Southern California, Series D, 0.63% *, 7/1/2035	3,000,000	3,000,000
California, State General Obligation, 4.0%, 9/1/2017	9,420,000	9,599,666
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.93% **, Mandatory Put 4/6/2017 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Pasadena, CA, Certificates Participation, Series A, 0.67% *, 2/1/2035, LOC: Bank of America NA	3,550,000	3,550,000
Sacramento, CA, Suburban Water District, Certificates of Participation, Series A, 0.65% *, 11/1/2034, LOC: Sumitomo Mitsui Banking	1,500,000	1,500,000
San Jose, CA, Multi-Family Housing Revenue, Almaden Lake Village Apartments, Series A, AMT, 0.7% *, 3/1/2032, LIQ: Fannie Mae, LOC: Fannie Mae	12,000,000	12,000,000
		58,149,666
Connecticut 2.8%
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 0.6%, 7/1/2029	10,400,000	10,400,000
Florida 5.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.67% *, 7/15/2024, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.66% *, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Hillsborough County, FL, TECP, 0.75%, 4/6/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	5,400,000	5,400,000
Miami-Dade County, FL, School Board, Series A, Prerefunded 5/1/2017 @ 100, 5.0%, 5/1/2020, INS: NATL	5,155,000	5,209,281
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.75% *, 11/1/2036, LOC: Northern Trust Co.	700,000	700,000
		18,459,281
Georgia 4.0%
Atlanta, GA, Water & Sewer Revenue, TECP, 0.79%, 4/12/2017	13,100,000	13,100,000
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.66%, 2/2/2017	1,417,000	1,417,000
		14,517,000
Illinois 5.1%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.67% *, 1/1/2035, LOC: Bank of Montreal	3,000,000	3,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.5% **, Mandatory Put 3/7/2017 @ 100, 7/1/2036	9,265,000	9,253,667
Illinois, State Educational Facilities Authority, Student Housing Revenue, Series A, 0.75% *, 6/1/2033, LOC: BMO Harris Bank NA	6,300,000	6,300,000
		18,553,667
Indiana 1.0%
Indiana, State Municipal Power Agency Revenue, Series A, 0.67% *, 1/1/2018, LOC: Citibank NA	3,640,000	3,640,000
Iowa 1.4%
Iowa, State Higher Education Loan Authority, Private College Facility, Loras College, 0.64% *, 11/1/2036, LOC: Bank of America NA	4,945,000	4,945,000
Maryland 1.1%
Maryland, State & Local Facilities Loan of 2013, Series A, 5.0%, 3/1/2017	975,000	978,322
Maryland, State & Local Facility, Series B, 5.25%, 8/15/2017	3,000,000	3,070,619
		4,048,941
Massachusetts 1.1%
Massachusetts, State Development Finance Agency Revenue, Checon Corp., AMT, 0.77% *, 6/1/2025, LOC: Bank of America NA	1,025,000	1,025,000
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGM	680,000	706,410
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.69% *, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
		4,031,410
Michigan 2.8%
Detroit, MI, General Obligation, Prerefunded 3/1/2017 @ 100, 5.25%, 11/1/2035	10,000,000	10,333,455
Minnesota 1.9%
Cohasset, MN, Minnesota Power & Light Co. Project, Series A, 0.71% *, 6/1/2020, LOC: JPMorgan Chase Bank NA	3,300,000	3,300,000
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.65% *, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		6,800,000
Mississippi 2.4%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series E, 0.6% *, 12/1/2030, GTY: Chevron Corp.	8,655,000	8,655,000
Missouri 2.1%
Missouri, St. Joseph Industrial Development Authority, Health Facilities Revenue, Heartland Regional Medical Center, Series A, 0.61% *, 11/15/2043, LOC: U.S. Bank NA	5,000,000	5,000,000
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.69% *, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
		7,660,000
Nevada 2.6%
Clark County, NV, Airport Revenue, Series D-2B, 0.65% *, 7/1/2040, LOC: Royal Bank of Canada	3,050,000	3,050,000
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project:
Series A, Prerefunded 6/1/2017 @ 100, 5.0%, 6/1/2022	3,295,000	3,341,284
Series A, Prerefunded 6/1/2017 @ 100, 5.25%, 6/1/2037	3,000,000	3,044,589
		9,435,873
New York 14.3%
New York, General Obligation:
Series D-4, 0.62% *, 8/1/2040, LOC: TD Bank NA	4,850,000	4,850,000
Series G-7, 0.62% *, 4/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	3,200,000	3,200,000
Series D-5, 0.65% *, 8/1/2041, LOC: PNC Bank NA	4,700,000	4,700,000
Series A-4, 0.67% *, 8/1/2038, LOC: Bank of Tokyo-Mitsubishi UFJ	2,000,000	2,000,000
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.62% *, 11/1/2035, LOC: Bank of Montreal	4,750,000	4,750,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.82% *, 5/1/2048, LOC: Bank of China	10,100,000	10,100,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2017	1,300,000	1,306,862
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution:
Series BB-1, 0.59% *, 6/15/2039, SPA: Landesbank Hessen-Thuringen	1,500,000	1,500,000
Series BB-2, 0.63% *, 6/15/2039, SPA: Landesbank Hessen-Thuringen	3,600,000	3,600,000
Series AA-4, 0.64% *, 6/15/2049, SPA: Bank of Montreal	2,750,000	2,750,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series D-4, 0.62% *, 2/1/2044, SPA: Mizuho Bank Ltd.	1,295,000	1,295,000
Series C2, 0.66% *, 8/1/2031, SPA: Landesbank Hessen-Thuringen	4,000,000	4,000,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 3, 0.68% *, 11/1/2022, SPA: Bank of New York Mellon	8,250,000	8,250,000
		52,301,862
North Carolina 1.3%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.68% *, 6/1/2033, LOC: Branch Banking & Trust	4,760,000	4,760,000
Ohio 6.7%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/96th Research Building Project, 0.66% *, 1/1/2033, LOC: PNC Bank NA	2,300,000	2,300,000
Columbus, OH, General Obligation, Series A, Prerefunded 9/1/2017 @ 100, 5.0%, 9/1/2018	4,400,000	4,504,298
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.73% *, 5/1/2049, LOC: Northern Trust Co.	13,000,000	13,000,000
Ohio, State Special Obligation, Capital Facilities Lease Appropriation-Adult Correctional Building Fund, 0.65% *, 10/1/2036	4,650,000	4,650,000
		24,454,298
Pennsylvania 1.9%
Pennsylvania, Emmaus General Authority, Series D-24, 0.66% *, 3/1/2024, LOC: U.S. Bank NA	7,000,000	7,000,000
Texas 10.7%
Denton, TX, Independent School District, Prerefunded 8/15/2017 @ 100, 5.0%, 8/15/2038	14,525,000	14,842,310
Fort Bend, TX, Independent School District, TECP, 0.78%, 3/9/2017	15,000,000	15,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.66% *, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Texas, Eclipse Funding Trust Various States, Solar Eclipse, Series 2007-0080, 144A, 0.63% *, 8/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	3,085,000	3,085,000
Texas, State Municipal Power Agency Revenue, Series 2016, ETM, Zero Coupon, 9/1/2017, INS: NATL	870,000	865,874
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2026	1,000,000	1,007,229
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.69% *, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		39,170,413
Virginia 4.7%
King George County, VA, Industrial Development Authority, Exempt Facility Revenue, Birchwood Power Partners Project:
AMT, 0.66% *, 11/1/2025, LOC: Mizuho Bank Ltd.	6,200,000	6,200,000
AMT, 0.66% *, 3/1/2027, LOC: Mizuho Bank Ltd.	4,600,000	4,600,000
Lynchburg, VA, Industrial Development Authority Revenue, Centra Health, Inc., Series B, 0.65% *, 1/1/2035, INS: NATL, LOC: Branch Banking & Trust	6,550,000	6,550,000
		17,350,000
Other 2.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series M017, 144A, AMT, 0.66% *, 9/15/2050, LIQ: Freddie Mac	402,000	402,000
"A", Series M031, 0.67% *, 12/15/2045, LIQ: Freddie Mac	1,344,000	1,344,000
Series M033, 0.67% **, 3/15/2049, LIQ: Freddie Mac	2,038,000	2,038,000
"A", Series MO27, 0.69% *, 10/15/2029, LIQ: Freddie Mac	2,915,000	2,915,000
"A", Series M015, AMT, 0.69% **, 5/15/2046, LIQ: Freddie Mac	980,000	980,000
		7,679,000
Total Municipal Investments (Cost $332,344,866)		332,344,866
Preferred Shares of Closed-End Investment Companies 6.1%
California 3.4%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.81% *, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.79% *, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		12,500,000
Other Territories 2.7%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, AMT, 144A, 0.8% *, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $22,500,000)		22,500,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $354,844,866) †	97.1	354,844,866
Other Assets and Liabilities, Net	2.9	10,414,557
Net Assets	100.0	365,259,423

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of January 31, 2017.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2017.
† The cost for federal income tax purposes was $354,844,866.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$332,344,866	$—	$332,344,866
Preferred Shares of Closed-End Investment Companies(a)		22,500,000		22,500,00
Total	$—	$354,844,866	$—	$354,844,866

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017